Employee benefits (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Disclosure Of Employee Benefits [Abstract]
Gratuity payable	₨ 126,080		₨ 119,610
Compensated absences	51,319		51,201
Non-current provisions for employee benefits	₨ 177,399	$ 2,353	₨ 170,811